PROPERTY AND EQUIPMENT - NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT - NET
Property and equipment	$ 619,769	$ 626,522
Less: accumulated depreciation	(447,686)	(455,626)
Property and equipment, net	$ 172,083	170,896
Contemporary imagery
PROPERTY AND EQUIPMENT - NET
Estimated Useful Life (in years)	5 years
Property and equipment	$ 377,858	379,837
Computer hardware purchased
PROPERTY AND EQUIPMENT - NET
Estimated Useful Life (in years)	3 years
Property and equipment	$ 6,783	5,639
Computer software developed for internal use
PROPERTY AND EQUIPMENT - NET
Estimated Useful Life (in years)	3 years
Property and equipment	$ 119,516	114,434
Leasehold improvements
PROPERTY AND EQUIPMENT - NET
Property and equipment	$ 8,361	11,459
Leasehold improvements | Minimum
PROPERTY AND EQUIPMENT - NET
Estimated Useful Life (in years)	2 years
Leasehold improvements | Maximum
PROPERTY AND EQUIPMENT - NET
Estimated Useful Life (in years)	20 years
Furniture, fixtures and studio equipment
PROPERTY AND EQUIPMENT - NET
Estimated Useful Life (in years)	5 years
Property and equipment	$ 10,856	15,167
Archival imagery
PROPERTY AND EQUIPMENT - NET
Estimated Useful Life (in years)	40 years
Property and equipment	$ 94,043	97,547
Other
PROPERTY AND EQUIPMENT - NET
Property and equipment	$ 2,352	$ 2,439
Other | Minimum
PROPERTY AND EQUIPMENT - NET
Estimated Useful Life (in years)	3 years
Other | Maximum
PROPERTY AND EQUIPMENT - NET
Estimated Useful Life (in years)	4 years